Convertible Notes Payable to Former Parent (Details Narrative) (10-K) - USD ($)							3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 11, 2018	Sep. 19, 2017	Jul. 18, 2017	Mar. 15, 2017	Mar. 14, 2017	Feb. 15, 2017	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Apr. 06, 2018	Jan. 24, 2018
Aggregate principal conversion of debt, amount								$ 548,020	$ 3,194,671	$ 3,434,506	$ 1,085,985
Warrants issued in connection with convertible debt							$ 12,332				170,958
Beneficial conversion feature											1,085,985
Warrants [Member]
Warrants to purchase common stock													11,247
Warrants issued in connection with convertible debt										0	170,958
Beneficial conversion feature										$ 475,000	$ 1,085,985
First 2017 ARH Note [Member]
Debt principal amount						$ 980,949
Number of shares issued for conversion of debt						37,536
Conversion price per share						$ 26.11
Warrants to purchase common stock						13,137
Warrants term						3 years
Warrants exercise price						$ 65.31
Fair value of warrants						122,820
Shares issued price per share						50.05
Stock intrinsic value						27.16
Second 2017 ARH Note [Member]
Debt principal amount				$ 338,834
Number of shares issued for conversion of debt				10,372
Conversion price per share				$ 32.69
Warrants to purchase common stock				2,256
Warrants term				3 years
Warrants exercise price				$ 65.31
Fair value of warrants				23,120
Shares issued price per share				50.05
Stock intrinsic value				19.60
First 2017 ARH Note and Related Warrants [Member]
Conversion price per share						$ 22.89
Second 2017 ARH Note and Related Warrants [Member]
Conversion price per share				$ 30.45
Third 2017 ARH Note [Member] | Former Parent [Member]
Debt principal amount			$ 336,932
Conversion price per share			$ 52.29
Warrants to purchase common stock			2,256
Warrants term			3 years
Warrants exercise price			$ 65.31
Fair value of warrants			$ 25,018
ARH Note [Member]
Number of common stock shares issued											187,822
ARH Note [Member] | Former Parent [Member]
Number of shares issued for conversion of debt					171,003
Aggregate principal conversion of debt, amount					$ 4,685,411
Second 2017 ARH Note and the Third 2017 Note [Member] | Former Parent [Member]
Number of shares issued for conversion of debt		16,818
Aggregate principal conversion of debt, amount		$ 675,766
2018 ARH Note [Member] | Former Parent [Member]
Debt principal amount	$ 392,542
Conversion price per share												$ 3.50
Convertible notes issued												$ 475,000
Number of common stock shares issued	112,154